Deposits (Summary of Deposit Liabilities) (Parenthetical) (Details) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits From Customers [Line Items]
Deposits subject to bank recapitalization Bail-in	$ 100,900.0	$ 103,300.0
Financial liabilities designated at fair value through profit or loss	196,078.0	192,130.0
Total deposits	1,448,495.0	1,421,158.0
Loan Commitments And Financial Guarantees [Member]
Disclosure Of Deposits From Customers [Line Items]
Financial liabilities designated at fair value through profit or loss	153.6	142.3
U.S. Federal Funds Deposited [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	6,600.0	13,900.0
Deposits and Advances with the Federal Home Loan Bank [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	13,800.0	9,000.0
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	553,662.0	540,369.0
Covered Bondholders [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	68,200.0	54,000.0
Other Currency [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	126,900.0	115,000.0
U.S. Dollar [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 775,300.0	$ 779,900.0